[logo] MFS(SM)
INVESTMENT MANAGEMENT

                                                              Semiannual Report
                                                                   July 31, 1997


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MFS(R) HIGH INCOME FUND
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                               [GRAPHIC OMITTED]

TABLE OF CONTENTS

Letter from the Chairman ................................................... 1
Portfolio Manager's Overview ............................................... 2
Portfolio Manager's Profile ................................................ 3
Fund Facts ................................................................. 4
Performance Summary ........................................................ 4
Portfolio Concentration .................................................... 6
Portfolio of Investments ................................................... 7
Financial Statements .......................................................15
Notes to Financial Statements ..............................................23
Trustees and Officers ......................................................29

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   HIGHLIGHTS

   o FOR THE SIX MONTHS ENDED JULY 31, 1997, CLASS A SHARES OF THE FUND PROVIDED A TOTAL RETURN AT NET ASSET VALUE OF 7.56%, CLASS B SHARES 7.19%, CLASS C SHARES 6.98%, AND CLASS I SHARES 7.53%. (SEE PERFORMANCE SUMMARY FOR MORE INFORMATION.)

   o THE HIGH-YIELD MARKET REMAINED ONE OF THE BEST-PERFORMING FIXED-INCOME ASSET CLASSES DURING THE FIRST HALF OF 1997, DUE IN PART TO A STRONG ECONOMY AND A RESULTING LOW DEFAULT RATE.

   o DEMAND FOR HIGH-YIELD BONDS HAS BEEN EXCEPTIONALLY STRONG, WITH NET INFLOWS INTO HIGH-YIELD MUTUAL FUNDS OVER THE PAST YEAR BREAKING NEW RECORDS AND MANAGERS OF INVESTMENT-GRADE ACCOUNTS BECOMING SIGNIFICANT BUYERS OF HIGH- YIELD BONDS.

   o GIVEN THE TIGHT LEVEL OF YIELD SPREADS AND THE LENGTH OF THIS ECONOMIC EXPANSION, WE CONCENTRATED HOLDINGS ON THE BONDS OF BETTER-QUALITY COMPANIES BECAUSE WE DO NOT THINK INVESTORS ARE ADEQUATELY COMPENSATED FOR THE RISKS ASSOCIATED WITH LOWER-TIER CREDITS.
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

LETTER FROM THE CHAIRMAN

[Graphic Omitted - Photo of A. Keith Brodkin]


Dear Shareholders:

An unprecedented combination of generally positive factors has helped the U.S. economy enjoy a sustained period of relative stability and moderate growth in which thousands of new jobs have been created every month, inflation remains under control, and the investment climate -- at least until now -- has been favorable. For example, the increased use of technology and other productivity enhancements, as well as corporate restructuring and global competition, is improving companies' balance sheets and helping control inflation. Meanwhile, borrowing by corporations and governments continues to decline, while consumer confidence is increasing, although consumer debt levels are still uncomfortably high. While some lenders are beginning to tighten standards to address this problem, consumer debt and personal bankruptcies continue to rise. Because of this, plus changes in other indicators, such as a slight decline in average hourly wages and only small gains in consumer spending on some big-ticket items, the rapid pace of growth seen in the first quarter of 1997 slowed to an annual rate of approximately 2.2% in the second quarter, which we consider a more-sustainable, less-inflationary pace. While growth in the second quarter slowed dramatically, we expect it to pick up once again in the second half of the year, with real (inflation-adjusted) growth centering around 2 1/2%.

    In the fixed-income markets, we have been encouraged by the Federal Reserve Board's decision to not raise short-term interest rates at its July meeting. But we cannot rule out the possibility of future monetary tightening in the second half of the year if, as we now expect, the economy strengthens during the balance of 1997. Therefore, our risk/reward outlook for the fixed-income markets is neutral, and we believe that fixed-income investors should think in terms of earning the coupon income from their investments rather than seeking possible gains from price appreciation.

    We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ A. Keith Brodkin
    ------------------------------
    A. Keith Brodkin
    Chairman and President

    August 12, 1997

PORTFOLIO MANAGER'S OVERVIEW

[Graphic Omitted - Photo of Robert J. Manning]

Dear Shareholders:

For the six months ended July 31, 1997, Class A shares of the Fund provided a total return of 7.56%, Class B shares 7.19%, Class C shares 6.98%, and Class I shares 7.53%. All of these returns assume the reinvestment of distributions but exclude the effects of any sales charges and compare to a 6.69% return for the Lehman Brothers Corporate Bond Index (the Lehman Index) during the same period. Because the Fund's portfolio generally consists of lower-rated issues, its results will not necessarily mirror those of the Lehman Index, which is an unmanaged, market-value-weighted index comprised of all public, fixed-rate, nonconvertible, investment-grade corporate debt.

    The high-yield market remained one of the best-performing fixed-income asset classes during the first half of 1997. The market's strength was due in part to a strong economy and a resulting low default rate, which has averaged only 1.6% over the past 12 months. Demand for high-yield bonds has been exceptionally strong, with net inflows into high-yield mutual funds over the past year exceeding the levels recorded in any prior year. At the same time, managers of investment-grade accounts also have been significant buyers of high-yield bonds.

    Although new issuance of high-yield bonds is on track to challenge the record level set in 1993, supply has not kept pace with demand. At the end of June 1997, the yield on the Salomon Brothers High Yield Index (the Salomon Index) was 9.28%, versus 6.48% for U.S. Treasury notes of comparable maturities (the principal value and interest on U.S. Treasury securities are guaranteed by the U.S. government if held to maturity). The Salomon Index is an unmanaged, market-value-weighted index that includes public, nonconvertible, cash-pay, and deferred-interest U.S. corporate bonds with remaining maturities of at least seven years and credit ratings between "CCC" and "BB+." Although the spread between these two yields has narrowed to a record low 2.80% from 3.22% at the beginning of the year, we believe the economic environment remains favorable for owning high-yield bonds due to the general outlook for moderate economic growth and low inflation.

    Given the tight level of yield spreads and the length of this economic expansion, our investment strategy has focused on avoiding mistakes. We have concentrated our holdings on bonds of better-quality companies because we do not think investors are adequately compensated for the risks associated with lower-tier credits. Two industries of note in which we are overweighted are consumer products and general industrials. In the consumer products sector, we are invested in such brand name companies as Westpoint Stevens and Sealy. Our general industrial holdings represent a diversified group of niche manufacturing companies that are typically leaders in their fields. Such companies include International Knife, a dominant manufacturer of industrial cutting blades, and Hayes Wheels, a global supplier of automotive wheels.

    Meanwhile, we reduced our weighting in the energy sector because we felt that the relatively low yields currently available were not appropriate compensation for the commodity risk associated with these investments.

Respectfully,

/s/ Robert J. Manning
    ------------------------------
    Robert J. Manning
    Portfolio Manager

--------------------------------------------------------------------------------
   PORTFOLIO MANAGER'S PROFILE

   ROBERT J. MANNING BEGAN HIS CAREER AT MFS IN 1984 AS A RESEARCH ANALYST IN THE HIGH YIELD BOND DEPARTMENT. A GRADUATE OF THE UNIVERSITY OF LOWELL AND THE BOSTON COLLEGE GRADUATE SCHOOL OF MANAGEMENT, HE WAS NAMED VICE PRESIDENT
   - INVESTMENTS IN 1988, SENIOR VICE PRESIDENT IN 1993, AND PORTFOLIO MANAGER OF MFS() R HIGH INCOME FUND IN 1994. IN 1997, HE WAS NAMED HIGH YIELD FIXED INCOME DEPARTMENT HEAD.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   FUND FACTS

   OBJECTIVE:              THE FUND'S INVESTMENT OBJECTIVE IS TO SEEK HIGH
                           CURRENT INCOME BY INVESTING PRIMARILY IN FIXED-INCOME
                           SECURITIES RATED BELOW INVESTMENT GRADE ("BBB").

   COMMENCEMENT OF
   INVESTMENT OPERATIONS:  CLASS A:  FEBRUARY 17, 1978
                           CLASS B:  SEPTEMBER 27, 1993
                           CLASS C:  JANUARY 3, 1994
                           CLASS I:   JANUARY 2, 1997

   SIZE:                   $1.1 BILLION NET ASSETS AS OF JULY 31, 1997
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

Because mutual funds like MFS High Income Fund are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A, Class B, Class C, and Class I shares for the applicable time periods.

AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN AS OF JULY 31, 1997

CLASS A INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                               6 Months      1 Year    5 Years    10 Years
--------------------------------------------------------------------------------
Cumulative Total Return          +7.56%     +16.37%    +73.26%    +150.55%
--------------------------------------------------------------------------------
Average Annual Total Return        --       +16.37%    +11.62%    +  9.62%
--------------------------------------------------------------------------------
SEC Results                        --       +10.80%    +10.54%    +  9.09%
--------------------------------------------------------------------------------

CLASS B INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                               6 Months      1 Year    5 Years    10 Years
--------------------------------------------------------------------------------
Cumulative Total Return          +7.19%     +15.53%    +67.98%    +142.89%
--------------------------------------------------------------------------------
Average Annual Total Return        --       +15.53%    +10.93%    +  9.28%
--------------------------------------------------------------------------------
SEC Results                        --       +11.53%    +10.66%    +  9.28%
--------------------------------------------------------------------------------

CLASS C INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                               6 Months      1 Year    5 Years    10 Years
--------------------------------------------------------------------------------
Cumulative Total Return          +6.98%     +15.55%    +68.51%    +143.78%
--------------------------------------------------------------------------------
Average Annual Total Return        --       +15.55%    +11.00%    +  9.32%
--------------------------------------------------------------------------------
SEC Results                        --       +14.55%    +11.00%    +  9.32%
--------------------------------------------------------------------------------

CLASS I INVESTMENT RESULTS
(net asset value change including distributions

                               6 Months      1 Year    5 Years    10 Years
--------------------------------------------------------------------------------
Cumulative Total Return          +7.53%     +16.28%    +73.11%    +150.55%
--------------------------------------------------------------------------------
Average Annual Total Return        --       +16.28%    +11.60%    +  9.62%
--------------------------------------------------------------------------------

All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Class A share SEC results include the maximum 5.75% sales charge. Class B share SEC results reflect the applicable contingent deferred sales charge (CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%. Class C shares have no initial sales charge but, along with Class B shares, have higher annual fees and expenses than Class A shares. Class C share purchases are subject to a 1% CDSC if redeemed within 12 months of purchase. Class I shares, which became available on January 2, 1997, have no sales charge or Rule 12b-1 fees and are only available to certain institutional investors.

Class B and Class C share results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B and Class C shares. Because operating expenses attributable to Class B and Class C shares are higher than those of Class A shares, Class B and Class C share performance generally would have been lower than Class A share performance. The Class A share performance included in the Class B and Class C share SEC performance has been adjusted to reflect the CDSC generally applicable to Class B and Class C shares rather than the initial sales charge generally applicable to Class A shares.

Class I share results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class I shares. Because operating expenses attributable to Class A shares are greater than those of Class I shares, Class I share performance generally would have been higher than Class A share performance. The Class A share performance included in the Class I share performance has been adjusted to reflect the fact that Class I shares have no initial sales charge.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time.

PORTFOLIO CONCENTRATION AS OF JULY 31, 1997

QUALITY RATINGS

[Graphic Omitted - Pie]

"B"             66.6%
"BB"            14.6%
"BBB"            0.4%
"CCC"            6.4%
"D"              0.5%
Cash             2.9%
Unrated          8.6%

PORTFOLIO OF INVESTMENTS (UNAUDITED) - July 31, 1997

Bonds - 90.6%
--------------------------------------------------------------------------------
                                               Principal Amount
Issuer                                           (000 Omitted)         Value
--------------------------------------------------------------------------------
U.S. Bonds - 87.6%
  Aerospace - 2.7%

    Airplane Pass-Thru Trust, 10.875s, 2019         $ 5,250      $    6,116,250
    BE Aerospace, Inc., 9.875s, 2006                  5,150           5,471,875
    Gpa Delaware, 8.75s, 1998                         1,221           1,239,315
    K & F Industries, Inc., 10.375s, 2004             4,500           4,843,125
    MOOG, Inc., 10s, 2006                            10,990          11,704,350
                                                                 --------------
                                                                 $1,084,374,915
--------------------------------------------------------------------------------
  Automotive - 1.4%

   Hayes Wheels International, Inc., 9.125s, 2007## $ 5,250      $    5,368,125
   Hayes Wheels International, Inc., 11s, 2006        4,525           5,045,375
   Oxford Automotive, Inc., 10.125s, 2007##           4,275           4,381,875
                                                                 --------------
                                                                 $   14,795,375
--------------------------------------------------------------------------------
  Building - 2.3%

   Building Materials Corp., 8.625s, 2006##         $ 1,550      $    1,615,875
   Building Materials Corp., 0s, 1999, 11.75s, 2004      25              22,937
   Johns Manville International Group, Inc.,
     10.875s, 2004                                    3,000           3,363,750
   Nortek, Inc., 9.25s, 2007                          5,225           5,434,000
   Nortek, Inc., 9.875s, 2004                         3,325           3,374,875
   UDC Homes, Inc., 0s, 2000                             30              16,650
   USG Corp., 9.25s, 2001                             9,850          10,613,375
                                                                 --------------
                                                                 $   24,441,462
--------------------------------------------------------------------------------
  Chemicals - 3.7%

   Harris Chemical North America, Inc., 10.25s, 2001$ 6,065      $    6,337,925
   INDSPEC Chemical Corp., 0s, 1998, 11.5s, 2003      5,450           5,123,000
   NL Industries, Inc., 11.75s, 2003                  9,500          10,426,250
   Sovereign Specialty Chemicals, 9.5s, 2007##        3,100           3,100,000
   Sterling Chemicals, Inc., 11.25s, 2007##           4,250           4,590,000
   Sterling Chemicals, Inc., 11.75s, 2006             5,050           5,517,125
   UCC Investors Holdings, Inc., 10.5s, 2002          4,750           5,355,625
                                                                 --------------
                                                                 $   40,449,925
--------------------------------------------------------------------------------
  Consumer Goods and Services - 6.3%

   American Safety Razor Co., 9.875s, 2005          $ 6,000      $    6,480,000
   Dominion Textile-USA, 9.25s, 2006                  2,075           2,173,563
   E & S Holdings Corp., 10.375s, 2006##              7,365           7,622,775
   Genmar Holdings, Inc., 13.5s, 2001                 3,910           3,831,800
   International Semi-Tech Microelectronics, Inc.,
     11.5s, 2003                                      5,375           3,440,000
   Kindercare Learning Center, Inc., 9.5s, 2009       5,000           4,912,500
   Polymer Group, Inc., 9s, 2007##                   10,625          10,890,625
   Reeves Industries, Inc., 11s, 2002                 2,370           1,765,650
   Remington Products Co. LLC, 11s, 2006              1,555           1,360,625
   Samsonite Corp., 11.125s, 2005                     3,668           4,154,010
   Sealy Corp., 10.25s, 2003                          2,650           2,785,812
   Synthetic Industries, Inc., 9.25s, 2007            6,140           6,354,900
   Westpoint Stevens, Inc., 9.375s, 2005             11,850          12,546,187
                                                                 --------------
                                                                 $   68,318,447
--------------------------------------------------------------------------------
  Containers - 3.4%

   Alantis Group Inc., 11s, 2003                    $ 7,500      $    7,687,500
   Calmar, Inc., 11.5s, 2005                          8,000           8,670,000
   Plastic Specialty & Technology Corp., 11.25s, 200  1,735           1,852,113
   Silgan Holdings, Inc., 9s, 2009##                  5,000           5,112,500
   Stone Container Corp., 9.875s, 2001                6,950           7,167,187
   U.S. Can Corp., 10.125s, 2006                      6,100           6,435,500
                                                                 --------------
                                                                 $   36,924,800
--------------------------------------------------------------------------------
  Entertainment - 2.4%

   Act III Theaters, Inc., 11.875s, 2003            $   250      $      270,625
   AMC Entertainment, Inc., 9.5s, 2009##              6,875           7,046,875
   American Skiing Co., 12s, 2006                     5,300           5,657,750
   Cinemark USA, Inc., 9.625s, 2008                   4,700           4,805,750
   Hollywood Theaters, Inc., 10.625s, 2007##          2,025           2,025,000
   Plitt Theatres, Inc., 10.875s, 2004                3,100           3,293,750
   Speedway Motorsports, Inc., 8.5s, 2007             3,075           3,117,281
                                                                 --------------
                                                                 $   26,217,031
--------------------------------------------------------------------------------
  Financial Institutions - 1.6%

   Americo Life, Inc., 9.25s, 2005                  $ 3,550      $    3,638,750
   Delta Financial Corporation, 9.5s, 2004            3,150           3,157,875
   Integon Capital I, 10.75s, 2027                    4,500           5,490,000
   Williams Scotsman, Inc., 9.875s, 2007##            4,525           4,570,250
                                                                 --------------
                                                                 $   16,856,875
--------------------------------------------------------------------------------
  Food and Beverage Products - 1.9%

   Delta Beverage Group, Inc., 9.75s, 2003          $ 2,800      $    2,926,000
   Keebler Corp., 10.75s, 2006                        2,500           2,806,250
   PMI Acquisition Corp., 10.25s, 2003                3,495           3,730,912
   Specialty Foods Corp., 10.25s, 2001                5,000           4,900,000
   Texas Bottling Group, Inc., 9s, 2003               5,750           5,922,500
                                                                 --------------
                                                                 $   20,285,662
--------------------------------------------------------------------------------
  Forest and Paper Products - 3.4%

   Buckeye Cellulose Corp., 8.5s 2005               $ 2,000      $    2,035,000
   Florida Coast Paper Co. LLC, 12.75s, 2003          6,400           6,848,000
   Gaylord Container Corp., 9.75s, 2007##            11,500          11,845,000
   Pacific Lumber Co., 10.5s, 2003                   11,010          11,477,925
   Speciality Paperboard, Inc., 9.375s, 2006##        5,350           5,590,750
                                                                 --------------
                                                                 $   37,796,675
--------------------------------------------------------------------------------
  Industrial - 8.9%

   AAF-McQuay, Inc., 8.875s, 2003                   $ 8,325      $    8,429,063
   AGCO Corp., 8.5s, 2006                             6,000           6,225,000
   Alliant Techsystem, Inc., 11.75s, 2003             4,350           4,812,188
   Clark Schwebel, Inc., 10.5s, 2006                  4,675           5,119,125
   Exide Corp., 10s, 2005##                           2,375           2,517,500
   Fairfield Manufacturing Corp., 11.375s, 2001       4,830           5,180,175
   Harvard Industries, Inc., 11.125s, 2005              170              62,900
   Haynes International, Inc., 11.625s, 2004##       11,825          13,125,750
   Howmet Corp., 10s, 2003                            5,125           5,586,250
   IMO Industries, Inc., 11.75s, 2006                 7,825           8,529,250
   Interlake Corp., 12s, 2001                         5,200           5,746,000
   Interlake Corp., 12.125s, 2002                     9,200           9,694,500
   Interlake Revolver, "B", 8.563s, 1997##              999             993,982
   International Knife and Saw, Inc., 11.375s, 2006   5,360           5,829,000
   L3 Communications Corp., 10.375s, 2007##           3,740           4,029,850
   Thermadyne Industries Holdings Corp., 10.25s, 200  4,150           4,357,500
   Thermadyne Industries Holdings Corp., 10.75s, 200  4,045           4,287,700
   Venture Holdings Trust, 9.75s, 2004                2,535           2,439,938
                                                                 --------------
                                                                 $   96,965,671
--------------------------------------------------------------------------------
  Information, Paging, and Technology - 11.6%

   Anacomp, Inc., 10.875s, 2004##                   $ 4,650      $    4,824,375
   Brooks Fiber Properties, Inc., 0s to 2001,
    10.875s to 2006                                   5,130           3,796,200
   Brooks Fiber Properties, Inc., 10s, 2007##         3,275           3,512,437
   Brooks Fiber Properties, Inc., 11.875s, 2006       7,000           4,987,500
   Colt Telecommunications Group PLC, 0s to 2001,
     12s to 2006                                     12,570           8,390,475
   Comcast Cellular Holdings, Inc., 9.5s, 2007##      7,000           7,297,500
   Decision Holdings Corp., 0s, 11.5s, 2008           1,625             930,800
   ICG Holdings, Inc., 0s to 2001, 12.5s to 2006     13,950           9,904,500
   Iron Mountain, Inc., 10.125s, 2006                 8,000           8,680,000
   ITC Deltacom, Inc., 11s, 2007##                    6,300           6,583,500
   McCaw International Ltd., 13s, 2007                7,225           3,973,750
   MFS Communications, Inc., 0s to 1997,
    8.875s to 2006                                    5,525           4,392,375
   Millicom International Cellular
    Communications Corp., 0s to 2001, 13.5s to 2006   7,250           5,455,625
   Nextel Communications, Inc., 0s to 1999,
     9.75s to 2004                                   13,030          10,684,600
   Orion Network Systems, Inc., 11.25s, 2007          5,000           5,250,000
   Orion Network Systems, Inc., 0s to 2002,
    12.5s to 2007                                    11,775           7,653,750
   Paging Network, Inc., 8.875s, 2006                 2,050           1,968,000
   Pierce Leahy Corp., 9.125s, 2007                   1,550           1,612,000
   Pierce Leahy Corp., 11.125s, 2006                  3,477           3,876,855
   PTC International Finance BV, 0s to 2002,
    10.75s to 2007##                                  2,515           1,587,594
   Qwest Communications International, Inc.,
    10.875s, 2007##                                   4,800           5,328,000
   Sprint Spectrum LP, 0s to 2001, 12.5s to 2006      3,000           2,250,000
   Sprint Spectrum LP, 11s, 2006                      6,750           7,576,875
   Telesystem International Wireless, Inc.,
    0s to 2002, 13.25s to 2007##                     10,240           5,913,600
                                                                 --------------
                                                                 $  126,430,311
--------------------------------------------------------------------------------
  Media - 12.1%

   Adelphia Communications Corp., 9.785s, 2007      $ 1,100      $    1,122,000
   Allbritton Communications Co., 9.75s, 2007         5,300           5,260,250
   American Radio Systems Corp., 9s, 2006            10,650          11,129,250
   Bell Cablemedia PLC, 0s to 2000, 11.875s to 2005   7,750           6,587,500
   Cablevision Systems Corp., 9.25s, 2005             6,000           6,270,000
   Chancellor Radio Broadcasting Corp., 8.75s, 2007#  5,560           5,726,800
   Charter Communications Southeast LP, 11.25s, 2006  6,325           6,941,687
   Comcast Corp., 9.375s, 2005                        4,950           5,265,563
   Diamond Cable Communications Corp., 0s to 2000,
    11.75s to 2005                                   13,635           8,807,825
   Digital Television Services Llc, 12.5s, 2007       7,100           7,100,000
   EchoStar Communications Corp., 0s to 1999,
    12.875s to 2004                                   3,775           3,232,344
   EchoStar Satellite Broadcasting Corp., 0s to 2000,
    13.125s to 2004                                   7,825           5,751,375
   Falcon Holdings Group, Inc., 11s, 2003             5,415           5,658,534
   Hollinger International Publishing, Inc.,
    9.25s, 2007                                       7,475           7,792,687
   Intermedia Capital Partners IV, LP, 11.25s, 2006   6,200           6,820,000
   Jones Intercable, Inc., 8.875s, 2007                 800             832,000
   Jones Intercable, Inc., 9.625s, 2002               4,050           4,348,688
   Lenfest Communications, Inc., 10.5s, 2006          9,750          10,859,062
   Marcus Cable Operating Co., 0s to 1999,
    13.5s to 2004                                     4,000           3,560,000
   Marvel Holdings, Inc., 0s, 1998                   11,125           1,585,313
   Outdoor Systems, Inc., 8.875s, 2007##              3,950           4,068,500
   Peoples Choice TV Corp., 0s, 2004                  1,350             459,000
   Rogers Cablesystems Ltd., 9.625s, 2002               750             806,250
   Rogers Cablesystems, Inc., 10.125s, 2012           5,000           5,425,000
   Videotron Holdings PLC, 0s to 2000, 11s to 2005*   6,850           5,822,500
                                                                 --------------
                                                                 $  131,232,128
--------------------------------------------------------------------------------
  Medical and Health Technology and Services - 2.2%

   Beverly Enterprises, Inc., 9s, 2006              $ 3,500      $    3,657,500
   Quorum Health Group, 8.75s, 2005                   2,750           2,887,500
   Tenet Healthcare Corp., 8s, 2005                  11,250          11,643,750
   Vencor Incorporated, 8.625s, 2007                  5,300           5,425,875
                                                                 --------------
                                                                 $   23,614,625
--------------------------------------------------------------------------------
  Metals and Minerals - 4.3%

   Algoma Steel, Inc., 12.375s, 2005                $ 1,400      $    1,617,000
   AK Steel Corp., 9.125s, 2006                       3,950           4,167,250
   AK Steel Holdings Corp., 10.75s, 2004                960           1,046,400
   Commonwealth Aluminum Corp., 10.75s, 2006          7,450           7,915,625
   CSN Iron SA, 9.125s, 2007##                        2,250           2,233,125
   GS Technologies Operating, Inc., 12.25s, 2005      4,640           5,138,800
   Kaiser Aluminum & Chemical Corp., 9.875s, 2002     5,550           5,772,000
   Kaiser Aluminum & Chemical Corp., 10.875s, 2006    4,875           5,277,187
   Kaiser Aluminum & Chemical Corp., 12.75s, 2003     2,150           2,343,500
   WCI Steel, Inc., 10s, 2004                        10,750          11,502,500
                                                                 --------------
                                                                 $   47,013,387
--------------------------------------------------------------------------------
  Mortgage Backed Pass-Throughs - 0.4%
    Merrill Lynch Mortgage Investors, Inc.,
     8.129s, 2023+                                  $ 4,500      $    3,954,375
--------------------------------------------------------------------------------
  Oil - 2.1%

   AmeriGas Partners, L.P., 10.125s, 2007           $ 3,400      $    3,604,000
   Clark USA, Inc., 10.875s, 2005                     5,540           5,913,950
   Falcon Drilling, Inc., 8.875s, 2003                3,725           3,957,812
   Ferrell Gas L.P., 10s, 2001                        4,370           4,643,125
   Gulf Canada, 9.25s, 2004                           4,000           4,220,000
                                                                 --------------
                                                                 $   22,338,887
--------------------------------------------------------------------------------
  Printing and Publishing - 0.7%

   Day International Group, Inc., 11.125s, 2005     $ 2,350      $    2,514,500
   Golden Books Publishing, Inc., 7.65s, 2002         5,000           4,712,500
                                                                 --------------
                                                                 $    7,227,000
--------------------------------------------------------------------------------
  Restaurants and Lodging - 6.5%

   Boyd Gaming Corporation, 9.5s, 2007              $ 7,875      $    7,973,437
   Casino America, Inc., 12.5s, 2003                  5,900           6,254,000
   Coast Hotels & Casinos, Inc., 13s, 2002            3,625           4,060,000
   Eldorado Resorts LLC, 10.5s, 2006##                5,455           5,891,400
   Grand Casinos, Inc., 10.125s, 2003                 7,280           7,826,000
   Griffin Gaming & Entertainment, Inc., 0s, 2000     4,400           4,400,000
   Harvey's Casinos Resorts, 10.625s, 2006            3,525           3,868,688
   HorseShoe Gaming LLC, 9.375s, 2007##               2,145           2,220,075
   Prime Hospitality Corp., 9.75s, 2007               9,895          10,587,650
   Red Roof Inns, Inc., 9.625s, 2003                  8,260           8,528,450
   Sam Houston Race Park Ltd, 11s, 2001               1,909             820,712
   Santa Fe Hotel, Inc., 11s, 2000                    5,055           3,677,513
   Station Casinos, Inc., 9.75s, 2007                 4,300           4,267,750
                                                                 --------------
                                                                 $   70,375,675
--------------------------------------------------------------------------------
  Retail - 1.1%

   Finlay Fine Jewelry Corp., 10.625s, 2003         $ 1,725      $    1,819,875
   Parisian, Inc., 9.875s, 2003                       9,480           9,930,300
                                                                 --------------
                                                                 $   11,750,175
--------------------------------------------------------------------------------
   Supermarkets - 3.3%

   Brunos, Inc., 10.5s, 2005                        $ 2,150      $    2,195,687
   Carr-Gottstein Foods Co., 12s, 2005                1,500           1,672,500
   Dominick's Finer Foods, Inc., 10.875s, 2005        3,375           3,813,750
   Fleming Cos., Inc., 10.625s, 2007                  3,130           3,223,900
   Grand Union Co., 12s, 2004                           313             147,110
   Jitney Jungle Stores of America, Inc.,
    12s, 2006                                         2,315           2,644,888
   Marsh Supermarkets, Inc., 8.875s, 2007             1,800           1,822,500
   Pathmark Stores, Inc., 9.625s, 2003                  500             478,750
   Ralph's Grocery Co., 10.45s, 2004                  6,550           7,205,000
   Shoppers Food Warehouse Corp., 9.75s, 2004##       4,500           4,668,750
   Smiths Food & Drug Centers, 11.25s, 2007           2,500           2,968,750
   Star Market, Inc., 13s, 2004                       1,250           1,425,000
   Stater Brothers Holdings, Inc., 9s, 2004           2,850           2,917,688
                                                                 --------------
                                                                 $   35,184,273
--------------------------------------------------------------------------------
  Telecommunications - 3.9%

    Esat Holdings Ltd., 12.5s, 2007##               $ 2,825      $    1,695,000
    GCI, Inc., 9.75s, 2007                            3,245           3,342,350
    Globalstar L P/Globalstar Capital,
     11.375s, 2004                                    6,905           6,628,800
    Metronet Communications Corp., 2007               3,250           3,461,250
    Mobile Telecommunication Technologies Corp.,
      13.5s, 2002                                     5,515           6,011,350
    Mobilemedia Communications, Inc., 10.5s, 2003     1,270             171,450
    Sygnet Wireless, Inc., 11.5s, 2006                5,500           5,596,250
    Teleport Communications Group, Inc.,
     9.875s, 2006                                     3,000           3,277,500
    Teleport Communications Group, Inc., 0s, 2001,
      11.125s, 2007                                   5,350           4,079,375
    Teletrac, Inc., 14s, 2007##                       5,500           5,500,000
    Western Wireless Corp., "A", 10.5s, 2007          3,400           3,570,000
                                                                 --------------
                                                                 $   43,333,325
--------------------------------------------------------------------------------
  Transportation - 1.0%

    CHC Helicopter Corp., 11.5s, 2002               $ 6,675      $    7,092,188
    Moran Transportation Co., 11.75s, 2004            3,500           3,920,000
                                                                 --------------
                                                                 $   11,012,188
--------------------------------------------------------------------------------
  Utilities - Electric - 0.4%

    El Paso Electric Co., 8.9s, 2006                $ 2,550      $    2,785,773
    Kenetech Corp., 12.75s, 2002                      1,520           1,656,800
                                                                 --------------
                                                                 $    4,442,573
--------------------------------------------------------------------------------
Total U.S. Bonds                                                 $  950,335,760
--------------------------------------------------------------------------------
Foreign Bonds - 3.0%
  Canada - 0.2%
    Rogers Communications Inc, 8.875s, 2007         $ 2,425      $    2,461,375
--------------------------------------------------------------------------------
  Indonesia - 0.8%

    APP Finance II Mauritius Ltd., 12s, 2049##      $ 3,190      $    3,213,925
    Indah Kiat Finance Mautitius Ltd., 10s, 2007##    5,545           5,531,137
                                                                 --------------
                                                                 $    8,745,062
--------------------------------------------------------------------------------
  United Kingdom - 2.0%

    Newsquest Capital PLC, 11s, 2006                $ 6,100      $    6,679,500
    Telewest PLC, 9.625s, 2006                        6,425           6,778,375
    Central Transportation Rental Finance Corp.,
      9.5s, 2003                                      7,724           8,225,630
                                                                 --------------
                                                                 $   21,683,505
--------------------------------------------------------------------------------
Total Foreign Bonds                                              $   32,889,942
--------------------------------------------------------------------------------
Total Bonds (Identified Cost, $940,119,845)                      $  983,225,702
--------------------------------------------------------------------------------

Convertible Bond - 0.5%
--------------------------------------------------------------------------------
                                                Principal Amount
Issuer                                            (000 Omitted)        Value
--------------------------------------------------------------------------------
U.S. Bonds - 0.5%
  Automotive - 0.5%
   Exide Corp., 2.9s, 2005## (Identified Cost,
    $4,803,173                                      $ 7,800      $    5,050,500
--------------------------------------------------------------------------------

Stocks - 0.5%
--------------------------------------------------------------------------------
                                                    Shares
--------------------------------------------------------------------------------
U.S. Stocks - 0.3%
  Apparel and Textiles - 0.3%
    Ithaca Industries, Inc.*                        304,000      $    2,432,000
--------------------------------------------------------------------------------
  Building
    Atlantic Gulf Communities Corp.+*                   690      $        4,226
--------------------------------------------------------------------------------
  Consumer Goods and Services
    Ranger Industries, Inc.++*                      266,768      $      166,730
--------------------------------------------------------------------------------
  Pollution Control
    Envirosource, Inc.+*                              1,666      $        3,228
--------------------------------------------------------------------------------
  Gaming and Hotels
    Sam Houston Race Park Ltd.*                         481      $        1,924
--------------------------------------------------------------------------------
  General Industrial
    IMO Industries, Inc.*                            28,000      $      190,750
--------------------------------------------------------------------------------
Total U.S. Stocks                                                $    2,798,858
--------------------------------------------------------------------------------
Foreign Stocks - 0.2%
  United Kingdom - 0.2%
    Central Transport Rental Group PLC, ADR         3,790,770    $    2,369,231
--------------------------------------------------------------------------------
Total Stocks (Identified Cost, $17,412,130)                      $    5,168,089
--------------------------------------------------------------------------------

Preferred Stock - 5.3%
--------------------------------------------------------------------------------
Broadcasting
    Granite Broadcasting Corp.                        1,000      $       59,563
--------------------------------------------------------------------------------
Consumer Goods and Services - 0.5%
    Renaissance Cosmetics, Inc., 14s, Pref. Stk.##    6,080      $    5,168,000
--------------------------------------------------------------------------------
Entertainment - 1.5%
    Time-Warner, Inc., "K", 10.25s##                 14,230      $   16,079,900
--------------------------------------------------------------------------------
Information, Paging, and Technology - 0.3%
    Nextel Communications, Inc.*                      3,200      $    3,328,000
--------------------------------------------------------------------------------
Media - 0.9%
    Cablevision Systems Corp., 11.625s, Pref. Stk.## 90,739      $    9,572,964
--------------------------------------------------------------------------------
Special Products and Services - 0.9%
    K-III Communications Corp., "B"                  93,526      $    9,913,713
--------------------------------------------------------------------------------
Supermarkets - 1.0%
    Supermarkets General Holdings Corp.             539,098      $   10,916,734
--------------------------------------------------------------------------------
Utilities - Electric - 0.2%
    El Paso Electric Co.*                            25,007      $    2,775,777
--------------------------------------------------------------------------------
Total Preferred Stock (Identified Cost, $49,213,126)             $   57,814,651
--------------------------------------------------------------------------------
Convertible Preferred Stocks - 0.8%
--------------------------------------------------------------------------------

Media - 0.8%
  Granite Broadcasting Corp. (Identified Cost,
    $8,091,875)                                  $7,900,000      $    8,196,250
--------------------------------------------------------------------------------
Warrants - 0.2%
--------------------------------------------------------------------------------
                                                    Shares
--------------------------------------------------------------------------------
    CHC Helicopter Corp.*                            16,000      $       36,000
    Crystal Oil Co., $0.075 Warrants*             3,954,527                   0
    Crystal Oil Co., $0.10 Warrants*              3,455,042                   0
    Crystal Oil Co., $0.125 Warrants*             4,107,411                   0
    Crystal Oil Co., $0.15 Warrants*              4,041,943                   0
    Crystal Oil Co., $0.25 Warrants*              4,041,943                   0
    Esat Holdings Ltd.*                               2,825              56,500
    Globalstar Telecommunications*                    6,905             414,300
    Grand Palais Resorts*                           111,660                   0
    Hemmeter*                                       111,660                   0
    ICO, Inc.*                                      706,250             459,063
    Renaissance Cosmetics, Inc.*                      5,475             591,300
    Republic Health Corp., Warrants*                  2,500                   0
--------------------------------------------------------------------------------
Total Warrants (Identified Cost, $1,375,683)                     $    1,557,163
--------------------------------------------------------------------------------

Short-Term Obligation - 0.7%
--------------------------------------------------------------------------------
                                                Principal Amount
                                                  (000 Omitted)
--------------------------------------------------------------------------------
  General Electric Capital Corp., due 8/01/97,
    at Amortized Cost and Value                     $ 7,780      $    7,780,000
--------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,028,795,832)              $1,068,792,355
Other Assets, Less Liabilities - 1.4%                                15,523,496
--------------------------------------------------------------------------------
Net Assets - 100.0%                                              $1,084,315,851
--------------------------------------------------------------------------------
 *Non-income producing security.
##SEC Rule 144A restriction.
 +Restricted security.
++Affiliated issuers are those in which the Fund's holdings of an issuer represents 5% or more of the outstanding voting securities of the issuer.

See notes to financial statements

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------------
July 31, 1997
--------------------------------------------------------------------------------
Assets:
 Investments, at value -
  Unaffiliated issuers (identified cost, $1,021,571,913)        $ 1,068,625,625
  Affiliated issuer (identified cost, $7,223,919)                       166,730
                                                                ---------------
   Total investments, at value
    (identified cost, $1,028,795,832)                           $ 1,068,792,355
 Cash                                                                     4,952
 Receivable for investments sold                                     38,140,516
 Receivable for Fund shares sold                                      4,057,407
 Interest and dividends receivable                                   21,563,612
 Other assets                                                             8,714
                                                                ---------------
   Total assets                                                 $ 1,132,567,556
                                                                ---------------
Liabilities:
 Distributions payable                                          $     3,129,586
 Payable for investments purchased                                   36,573,443
 Payable for Fund shares reacquired                                   8,013,194
 Payable to affiliates -
 Management fee                                                          13,197
 Shareholder servicing agent fee                                          3,873
 Distribution and service fee                                           283,424
 Administrative fee                                                         441
 Accrued expenses and other liabilities                                 234,547
                                                                ---------------
   Total liabilities                                            $    48,251,705
                                                                ---------------
Net assets                                                      $ 1,084,315,851
                                                                ===============
Net assets consist of:
 Paid-in capital                                                $ 1,300,371,257
 Unrealized appreciation on investments                              39,996,523
 Accumulated net realized loss on investments and foreign currency
 transactions                                                      (258,150,034)
 Accumulated undistributed net investment income                      2,098,105
                                                                ---------------
   Total                                                        $ 1,084,315,851
                                                                ===============
Shares of beneficial interest outstanding                           196,971,734
                                                                ===============
Class A shares:
  Net asset value per share
    (net assets of $699,333,212 / 127,049,766 shares
    of beneficial interest outstanding)                               $5.50
                                                                      =====
  Offering price per share (100 / 95.25)                              $5.77
                                                                      =====

Class B shares:
  Net asset value and offering price per share
    (net assets of $339,970,824 / 61,756,248 shares
    of beneficial interest outstanding)                               $5.51
                                                                      ======

Class C shares:
  Net asset value and offering price per share
    (net assets of $41,515,856 / 7,530,183 shares of
    beneficial interest outstanding)                                  $5.51
                                                                      =====

Class I shares:
  Net asset value, offering price, and redemption price per share
   (net assets of $3,495,959 / 635,537 shares of beneficial
   interest outstanding)                                              $5.50
                                                                      =====

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements

Statement of Operations (Unaudited)
--------------------------------------------------------------------------------
Six Months Ended July 31, 1997
--------------------------------------------------------------------------------
Net investment income:
  Income -
    Interest                                                       $48,116,048
    Dividend                                                         1,512,918
                                                                   -----------
      Total investment income                                      $49,628,966
                                                                   -----------
  Expenses -
    Management fee                                                 $ 2,302,327
    Administrative fee                                                  63,964
    Trustees' compensation                                              37,828
    Shareholder servicing agent fee                                    655,308
    Distribution and service fee (Class A)                           1,200,129
    Distribution and service fee (Class B)                           1,534,974
    Distribution and service fee (Class C)                             160,308
    Custodian fee                                                      195,388
    Postage                                                             90,346
    Printing                                                            38,657
    Auditing fee                                                        27,897
    Legal fee                                                            3,547
    Miscellaneous                                                      266,852
                                                                   -----------
      Total expenses                                               $ 6,577,525
    Fees paid indirectly                                              (186,980)
    Preliminary reduction of expenses by distributor                  (166,438)
                                                                   -----------
      Net expenses                                                 $ 6,224,107
                                                                   -----------
        Net investment income                                      $43,404,859
                                                                   -----------
Realized and unrealized gain on investments:
  Realized gain on investment transactions (identified cost basis) $15,956,458
  Change in unrealized appreciation on investments                  14,461,469
                                                                   -----------
      Net realized and unrealized gain on investments              $30,417,927
                                                                   -----------
        Increase in net assets from operations                     $73,822,786
                                                                   ===========
See notes to financial statements

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
                                               Six Months Ended
                                                 July 31, 1997     Year Ended
                                                  (Unaudited)   January 31, 1997
--------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
    Net investment income                      $    43,404,859   $   80,418,610
    Net realized gain on investments                15,956,458        1,477,653
    Net unrealized gain on investments              14,461,469       18,445,626
                                               ---------------   --------------
     Increase in net assets from operations    $    73,822,786   $  100,341,889
                                               ---------------   --------------

Distributions declared to shareholders -
    From net investment income (Class A)       $   (29,184,016)  $  (54,869,246)
    From net investment income (Class B)           (12,369,722)     (23,285,081)
    From net investment income (Class C)            (1,286,355)      (1,760,418)
    From net investment income (Class I)              (143,893)         (21,807)
                                               ---------------   --------------
     Total distributions declared
       to shareholders                         $   (42,983,986)  $  (79,936,552)
                                               ---------------   --------------

Fund share (principal) transactions -
    Net proceeds from sale of shares           $   293,840,779   $  487,463,015
    Net asset value of shares issued to
     shareholdersin reinvestment of
     distributions                                  24,060,493       44,900,610
    Cost of shares reacquired                     (268,721,579)    (468,259,801)
                                               ---------------   ---------------
    Increase in net assets from Fund share
     transactions                              $    49,179,693   $   64,103,824
                                               ---------------   --------------
     Total increase in net assets              $    80,018,493   $   84,509,161

Net assets:
    At beginning of period                       1,004,297,358      919,788,197
                                               ---------------   ---------------

  At end of period (including accumulated
   undistributed net investment income of
   $2,098,105 and $1,677,232, respectively)    $ 1,084,315,851   $1,004,297,358
                                               ===============   ==============

See notes to financial statements

Financial Highlights
------------------------------------------------------------------------------------------------------------------------------
                                     Six Months Ended                           Year Ended January 31,
                                       July 31, 1997     ---------------------------------------------------------------------
                                        (Unaudited)           1997           1996           1995           1994           1993
------------------------------------------------------------------------------------------------------------------------------
                                            Class A
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period       $  5.35        $  5.24       $  4.84        $  5.50        $  5.11        $  4.89
                                            -------        -------       -------        -------        -------        -------
Income from investment operations# -

 Net investment income(S)                   $  0.24        $  0.47       $  0.45        $  0.44        $  0.40        $  0.51
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                        0.14           0.10          0.39          (0.66)          0.48           0.24
                                            -------        -------       -------        -------        -------        -------
       Total from investment operations     $  0.38        $  0.57       $  0.84        $ (0.22)       $  0.88        $  0.75
                                            -------        -------       -------        -------        -------        -------

Less distributions declared to shareholders -
 From net investment income                 $ (0.23)       $ (0.46)      $ (0.44)       $ (0.43)       $ (0.42)       $ (0.51)
 From net realized gain on investments
  and foreign currency                         --             --            --            (0.01)         (0.07)          --
 From paid-in capital                          --             --            --             --             --            (0.02)
                                            -------        -------       -------        -------        -------        -------
      Total distributions declared to
       shareholders                         $ (0.23)       $ (0.46)      $ (0.44)       $ (0.44)       $ (0.49)       $ (0.53)
                                            -------        -------       -------        -------        -------        -------
Net asset value - end of period             $  5.50        $  5.35       $  5.24        $  4.84        $  5.50        $  5.11
                                            =======        =======       =======        =======        =======        =======
Total return(+)                                7.56%++       11.52%        17.97%         (3.95)%        18.13%         16.36%
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                  1.09%+         1.02%          1.00%          0.99%          1.00%          1.03%
  Net investment income                       8.87%+         8.92%          8.83%          8.65%          8.22%         10.21%
Portfolio turnover                              61%            87%            59%            59%            68%            75%
Net assets, end of period
  (000,000 omitted)                            $699           $672           $620           $524           $645           $585

  +Annualized.
 ++Not annualized.
(+)Total returns for Class A shares do not include the applicable sales charge.
   If the charge had been included, the results would have been lower.
  #Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
(S)The distributor did not impose a portion of its distribution fee for certain of the periods indicated. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:
  Net investment income                     $  0.24        $  --         $  --          $  0.43        $  0.40        $  --
  Ratios (to average net assets):
    Expenses##                                 1.14%+         --            --             1.09%          1.04%          --
    Net investment income                      8.82%+         --            --             8.55%          8.18%          --

See notes to financial statements

Financial Highlights - continued
---------------------------------------------------------------------------------------------------------------
Year Ended January 31,                        1992           1991          1990           1989            1988
---------------------------------------------------------------------------------------------------------------
                                            Class A
---------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period ...   $   3.71       $   4.85      $   6.04       $   6.17       $   7.11
                                            --------       --------      --------       --------       --------
Income from investment operations -
  Net investment income                     $   0.56       $   0.65      $   0.69       $   0.76       $   0.77
  Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions                                 1.21          (1.08)        (1.13)         (0.09)         (0.83)
                                            --------       --------      --------       --------       --------
    Total from investment operations        $   1.77       $  (0.43)     $  (0.44)      $   0.67       $  (0.06)
                                            --------       --------      --------       --------       --------

Less distributions declared to shareholders -

  From net investment income                $  (0.56)      $  (0.71)     $  (0.75)      $  (0.75)      $  (0.87)
  From net realized gain on investments and
   foreign currency transactions                --             --            --            (0.05)         (0.01)
  From paid-in capital(++)                     (0.03)          --            --             --             --
                                            --------       --------      --------       --------       --------
    Total distributions declared to
     shareholders                           $  (0.59)      $  (0.71)     $  (0.75)      $  (0.80)      $  (0.88)
                                            --------       --------      --------       --------       --------
  Net asset value - end of period           $   4.89       $   3.71      $   4.85       $   6.04       $   6.17
                                            ========       ========      ========       ========       ========
  Total return(+)                              49.64%        (10.99)%       (9.18)%        10.68%         (1.94)%
  Ratios (to average net assets)/Supplemental data:
   Expenses                                     1.10%          1.05%         0.87%          0.87%          0.75%
   Net investment income                       11.59%         14.97%        12.17%         12.44%         11.49%
  Portfolio turnover                              28%            24%           25%            34%            28%
  Net assets, end of period
   (000,000 omitted)                        $    556       $    380      $    574       $    880       $  1,001

 (+)Total returns for Class A shares do not include the applicable sales charge (except for reinvested dividends prior to March 1, 1991). If the charge had been included, the results would have been lower.
(++)For the years ended January 1, 1989 and 1988; includes a per share distribution from paid-in capital of $0.0004 and $0.0006 respectively.

See notes to financial statements

---------------------------------------------------------------------------------------------------------------------
                                       Six Months Ended                   Year Ended January 31,
                                         July 31, 1997     ----------------------------------------------------------
                                          (Unaudited)         1997         1996           1995          1994*
---------------------------------------------------------------------------------------------------------------------
                                            Class B
---------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
  Net asset value - beginning of period     $   5.35       $   5.24      $   4.84       $   5.50       $   5.27
                                            --------       --------      --------       --------       --------
Income from investment operations# -
  Net investment income                     $   0.22       $   0.43      $   0.41       $   0.39       $   0.15
  Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions                                 0.19           0.10          0.39          (0.65)          0.22
                                            --------       --------      --------       --------       --------
    Total from investment operations        $   0.41       $   0.53      $   0.80       $  (0.26)      $   0.37
                                            --------       --------      --------       --------       --------

Less distributions declared to shareholders -
  From net investment income                $  (0.25)      $  (0.42)     $  (0.40)      $  (0.39)      $  (0.13)
  In excess of net investment income            --             --            --            (0.01)         (0.01)
                                            --------       --------      --------       --------       --------
      Total distributions declared to
        shareholders                        $  (0.25)      $  (0.42)     $  (0.40)      $  (0.40)      $  (0.14)
                                            --------       --------      --------       --------       --------
  Net asset value - end of period           $   5.51       $   5.35      $   5.24       $   4.84       $   5.50
                                            ========       ========      ========       ========       ========
  Total return                                  7.19%++       10.66%        16.98%         (4.77)%        20.29%+

Ratios (to average net assets)/Supplemental data:
  Expenses##                                    1.74%+         1.79%         1.85%          1.85%          1.79%+
  Net investment income                         8.17%+         8.13%         7.99%          7.79%          6.94%+
  Portfolio turnover                              61%            87%           59%            59%            68%
  Net assets, end of period
    (000,000 omitted)                       $    340       $    301      $    283       $    286       $    371

 *For the period from the commencement of the Fund's offering of Class B shares,
  September 27, 1993, through January 31, 1994.
 +Annualized.
++Not annualized.
 #Per share data for the periods subsequent to January 31, 1994, are based on average shares outstanding.
##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.

See notes to financial statements

---------------------------------------------------------------------------------------------------------------------
                                       Six Months Ended                   Year Ended January 31,
                                         July 31, 1997     ----------------------------------------------------------
                                          (Unaudited)         1997         1996           1995          1994**
---------------------------------------------------------------------------------------------------------------------
                                            Class C
---------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period       $   5.36       $   5.25      $   4.85       $   5.50       $   5.41
                                            --------       --------      --------       --------       --------
Income from investment operations# -
  Net investment income                     $   0.25       $   0.43      $   0.41       $   0.41       $   --
  Net realized and unrealized gain (loss) on
    investments and foreign currency
    transactions                                0.11           0.11          0.39          (0.66)          0.09
                                            --------       --------      --------       --------       --------
    Total from investment operations        $   0.36       $   0.54      $   0.80       $  (0.25)      $   0.09
                                            --------       --------      --------       --------       --------
Less distributions declared to shareholders -
  From net investment income                $  (0.21)      $  (0.43)     $  (0.40)      $  (0.39)      $   --
  In excess of net investment income           --             --            --            (0.01)           --
                                            --------       --------      --------       --------       --------
    Total distributions declared to
     shareholders                           $  (0.21)      $  (0.43)     $  (0.40)      $  (0.40)      $   --
                                            --------       --------      --------       --------       --------
Net asset value - end of period             $   5.51       $   5.36      $   5.25       $   4.85       $   5.50
                                            ========       ========      ========       ========       ========
Total return                                    6.98%++       10.71%        17.03%         (4.51)%        20.94%+
Ratios (to average net assets)/Supplemental data:
  Expenses##                                    1.73%+         1.72%         1.77%          1.79%          1.36%+
  Net investment income                         8.15%+         8.16%         8.02%          8.01%          5.92%+
Portfolio turnover                                61%            87%           59%            59%            68%
Net assets, end of period (000,000 omitted) $     42       $     28      $     16       $      3       $      1

**For the period from the commencement of the Fund's offering of Class C shares,
  January 3, 1994, through January 31, 1994.
 +Annualized.
++Not annualized.
 #Per share data for the periods subsequent to January 31, 1994 are based on average shares outstanding.
##The Fund's expenses are calculated without reduction for fees paid indirectly.

See notes to financial statements

-------------------------------------------------------------------------------------------
                                                           Six Months Ended    Year Ended
                                                            July 31, 1997      January 31,
                                                             (Unaudited)         1997***
-------------------------------------------------------------------------------------------
                                                              Class I
-------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                         $   5.35          $   5.34
                                                              --------          --------
Income from investment operations# -
 Net investment income                                        $   0.24          $   0.04
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions                   0.19              0.01
                                                              --------          --------
    Total from investment operations                          $   0.43          $   0.05
                                                              --------          --------

Less distributions declared to shareholders -
 From net investment income                                   $  (0.28)         $  (0.04)
                                                              --------          --------
    Total distributions declared to shareholders              $  (0.28)         $  (0.04)
                                                              --------          --------
Net asset value - end of period                               $   5.50          $   5.35
                                                              ========          ========
Total return                                                      7.53%++           0.91%++
Ratios (to average net assets)/Supplemental data:
  Expenses##                                                      0.73%+            0.59%+
  Net investment income                                           9.19%+            8.70%+
Portfolio turnover                                                  61%               87%
Net assets, end of period (000,000 omitted)                   $      3          $      3

***For the period from the commencement of the Fund's offering of Class
   I shares, January 2, 1997, through July 31, 1997.
  +Annualized.
 ++Not annualized.
  #Per share data are based on average shares outstanding.
 ##The Fund's expenses are calculated without reduction for fees paid indirectly.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) Business and Organization

MFS High Income Fund (the Fund) is a diversified series of MFS Series Trust III (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-divided date. Dividend and interest payments received in additional securities are recorded on the ex- dividend or ex-interest date in an amount equal to the value of the security on such date.

The Fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The Fund uses the effective interest method for reporting interest income on payment-in-kind (PIK) bonds. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - The Fund's custody fee is calculated as a percentage of the Fund's average daily net assets. The fee is reduced according to an arrangement which measures the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country's tax rates and to the extent unrecoverable are recorded as a reduction of investment income. Distributions to shareholders are recorded on the ex- dividend date. Distributions to shareholders are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

At January 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryforward of $267,129,382 which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on January 31, 1998, ($28,299,632), January 31, 1999, ($91,805,710),
January 31, 2000, ($64,105,312), January 31, 2001, ($16,884,352), January 31,
2003, ($30,373,319), January 31, 2004, ($35,661,057).

Multiple Classes of Shares of Beneficial Interest - The Fund offers Class A, Class B, Class C, and Class I shares. The classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates

Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.19% of average daily net assets and 2.640% of investment income.

Administrator - Effective March 1, 1997, the Fund has an administrative service agreement with MFS to provide the Fund with certain financial, legal, compliance, shareholder communications, and other administrative services. As a partial reimbursement for the cost of providing these services, the Fund pays MFS an administrative fee up to 0.015% per annum of the Fund's average daily net assets, provided that the administrative fee is not assessed on Fund assets that exceed $3 billion. The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $11,623 for the six months ended July 31, 1997.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $117,034 for the year ended July 31, 1997, as its portion of the sales charge on sales of Class A shares of the Fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum (reduced to a maximum of 0.05% per annum for an indefinate period) of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer which amounted to $178,656 for the period ended July 31, 1997. Payment of the remaining 0.05% will become payable on such date as the trustees' of the fund may determine. Fees incurred under the distribution plan during the period ended July 31, 1997, were 0.30% of average daily net assets attributable to Class A shares on an annualized basis.

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $157,062 and $4,568 for Class B and Class C shares, respectively, for the year ended July 31, 1997. Fees incurred under the distribution plan during the year ended July 31, 1997, were 1.00% of average daily net assets attributable to Class B and Class C shares on an annualized basis.

Purchases over $1 million of Class A shares and certain purchases by retirement plans are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class C shares in the event of a shareholder redemption within twelve months of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended July 31, 1997, were $12,119, $181,601, and $10,013 for Class A, Class B, and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Fund's average daily net assets at an effective annual rate of up to 0.13%. Prior to January 1, 1997, the fee was calculated as a percentage of the average daily net assets of each class of shares at an effective annual rate of up to 0.15%, up to 0.22%, and up to 0.15% attributable to Class A, Class B, and Class C shares, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $666,725,863 and $592,897,773, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                             $1,028,795,832
                                                               ==============
    Gross unrealized appreciation                              $   64,209,139
    Gross unrealized depreciation                                 (24,212,616)
                                                               --------------
        Net unrealized appreciation                            $   39,996,523
                                                               ==============


(5) Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares

                                             Six Months Ended July 31, 1997  Year Ended January 31, 1997
                                            -------------------------------  ---------------------------
                                                 Shares         Amount        Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold                                    27,252,361   $ 145,368,836     52,421,821  $ 275,165,167
Shares issued to shareholders in
 reinvestment of distributions                  3,127,648      16,809,081      6,071,848     31,874,153
Shares reacquired                             (28,968,872)   (155,112,114)   (51,220,588)  (268,276,630)
                                              -----------   -------------    -----------  -------------
  Net increase                                  1,411,137   $   7,065,803      7,273,081  $  38,762,690
                                              ===========   =============    ===========  =============


Class B Shares

                                             Six Months Ended July 31, 1997  Year Ended January 31, 1997
                                            -------------------------------  ---------------------------
                                                 Shares         Amount        Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold                                    27,760,288   $ 127,123,383     35,443,924  $ 185,987,481
Shares issued to shareholders in
 reinvestment of distributions                  1,191,603       6,408,888      2,271,608     11,933,444
Shares reacquired                             (19,411,590)   (103,915,542)   (35,539,089)  (187,014,906)
                                              -----------   -------------    -----------  -------------
Net increase                                    5,540,301   $  29,616,729      2,176,443  $  10,906,019
                                              ===========   =============    ===========  =============



Class C Shares

                                             Six Months Ended July 31, 1997  Year Ended January 31, 1997
                                            -------------------------------  ---------------------------
                                                 Shares         Amount        Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold                                     3,936,249   $  21,127,983      4,433,093  $  23,275,757
Shares issued to shareholders in
 reinvestment of distributions                    129,630         698,616        203,510      1,071,206
Shares reacquired                              (1,801,656)     (9,668,249)    (2,477,675)   (12,968,265)
                                               ----------   -------------     ----------  -------------
Net increase                                    2,264,223   $  12,158,350      2,158,928  $  11,378,698
                                               ==========   =============     ==========  =============

Class I Shares

                                             Six Months Ended July 31, 1997  Year Ended January 31, 1997*
                                            -------------------------------  ---------------------------
                                                 Shares         Amount        Shares        Amount
--------------------------------------------------------------------------------------------------------
Shares sold                                        41,168   $     220,577        568,279  $   3,034,610
Shares issued to shareholders in
reinvestment of distributions                      26,812         143,908          4,076         21,807
Shares reacquired                                  (4,798)        (25,674)          --             --
                                                  -------   -------------       --------  -------------
Net increase                                       63,182   $     338,811        572,355  $   3,056,417
                                                  =======   =============       ========  =============

*For the period from the commencement of the Fund's offering of Class I shares, January 2, 1997, through January 31, 1997.

(6) Line of Credit
The Fund and other affiliated funds participate in a $400 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the year ended July 31, 1997, was $1,707.

(7) Transactions in Securities of Affiliated Issuers
Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the year ended, July 31, 1997, is set forth below.

                                    Beginning    Ending
                                      Share       Share    Dividend    Ending
Affiliate                            Amount      Amount     Income      Value
-------------------------------------------------------------------------------
Ranger Industries, Inc.              266,768     266,768    $ --      $166,730

(8) Restricted Securities
The Fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At July 31, 1997, the Fund owned the following restricted securities (constituting 0.37% of net assets) which may not be publicly sold without registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in good faith by or at the direction of the Trustees.

                                             Date of                Share/
Description                                Acquisition            Par Amount            Cost           Value
------------------------------------------------------------------------------------------------------------
Atlantic Gulf Communities Corp.              9/25/95                    690      $        0     $     4,226
Envirosource, Inc.                           5/15/91                  1,666           7,289           3,228
Merrill Lynch Mortgage Investors,
 Inc., 8.129s, 2023                          6/22/94             $4,500,000      $3,119,063       3,954,375
                                                                                                -----------
                                                                                                $ 3,961,829
                                                                                                ===========

                 --------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) HIGH INCOME FUND

TRUSTEES                                       CUSTODIAN
A. Keith Brodkin* - Chairman and President     State Street Bank and Trust Company

Richard B. Bailey* - Private Investor;         INVESTOR INFORMATION
Former Chairman and Director (until 1991),     For MFS stock and bond market outlooks,
Massachusetts Financial Services Company;      call toll free: 1-800-4458 anytime from
Director, Cambridge Bancorp; Director,         a touch-tone telephone.
Cambridge Trust Company
                                               For information on MFS mutual
Peter G. Harwood - Private Investor            funds, call your financial adviser
                                               or, for an information kit, call
J. Atwood Ives - Chairman and Chief            toll free: 1-800-637-2929 any
Executive Officer, Eastern Enterprises         business day from 9 a.m. to 5 p.m.
                                               Eastern time (or leave a message
Lawrence T. Perera - Partner,                  anytime).
Hemenway & Barnes
                                               INVESTOR SERVICE
William J. Poorvu - Adjunct Professor,         MFS Service Center, Inc.
Harvard University Graduate School of          P.O. Box 2281
Business Administration                        Boston, MA 02107-9906

Charles W. Schmidt - Private Investor          For general information, call toll free:
                                               1-800-225-2606 any business day from
Arnold D. Scott* - Senior Executive Vice       8 a.m. to 8 p.m. Eastern time.
President, Director and Secretary,
Massachusetts Financial Services Company       For service to speech- or hearing-impaired,
                                               call toll free: 1-800-637-6576 any business
Jeffrey L. Shames* - President and Director,   day from 9 a.m. to 5 p.m. Eastern time.
Massachusetts Financial Services Company       (To use this service, your phone must be
                                               equipped with a Telecommunications Device
Elaine R. Smith - Independent Consultant       for the Deaf.)

David B. Stone - Chairman, North American      For share prices, account balances,
Management Corp. (investment advisers)         and exchanges, call toll free:
                                               1-800-MFS-TALK (1-800-637-8255)
INVESTMENT ADVISER                             anytime from a touch-tone
Massachusetts Financial Services Company       telephone.
500 Boylston Street
Boston, MA 02116-3741                          WORLD WIDE WEB
                                               www.mfs.com
DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street                            [DALBAR LOGO]  For the fourth year in a
Boston, MA 02116-3741                                         row, MFS earned a #1
                                               ranking in the DALBAR, Inc. Broker/Dealer
PORTFOLIO MANAGER                              Survey, Main Office Operations Service
Robert J. Manning*                             Quality Category. The firm achieved a 3.42
                                               overall score on a scale of 1 to 4 in the
TREASURER                                      1997 survey. A total of 111 firms responded,
W. Thomas London*                              offering input on the quality of service they
                                               received from 29 mutual fund companies nationwide.
ASSISTANT TREASURERS                           The survey contained questions about service
Mark E. Bradley*                               quality in 11 categories, including "knowledge of
Ellen Moynihan*                                operations contact," "keeping you informed,"
James O. Yost*                                 and "ease of doing business" with the firm.

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*


*Affiliated with the Investment Adviser

MFS(R) HIGH INCOME
FUND               [DALBAR LOGO]                        ------------
                                                         BULK RATE
500 Boylston Street                                     U.S. POSTAGE
Boston, MA 02116-3741                                      PAID
                                                            MFS
[MFS LOGO](SM)                                          ------------
INVESTMENT MANAGEMENT
WE INVENTED THE MUTUAL FUND(SM)

(C)1997 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

                                                   MHI-3 9/97 74M 18/218/318/818